Long-Term Debt - Terms and Covenants (Details)	12 Months Ended
Dec. 31, 2014
Debt Instrument [Line Items]
Covenant Compliance

As of December 31, 2014, the Company was in compliance with all debt covenants with respect to its debt agreements, with the exception of the security cover ratio covenant contained in the facility with Commerzbank. The respective breach was subsequently cured as in April 2015, the Company agreed with Commerzbank to waive the application of the security cover ratio covenant contained in the facility effective from December 31, 2014 until December 31, 2015 as discussed above.

Given the current drybulk charter rates, it is probable that the Company will not be in compliance with the minimum working capital requirement and the minimum liquidity requirement contained in certain of its loan and credit facilities on the applicable measurement dates in 2015. Furthermore, based on the Company’s cash flow projections for 2015, cash on hand and cash provided by operating activities will not be sufficient to cover scheduled debt repayments due in 2015. The Company is currently in negotiations with such lenders to obtain waivers for the affected covenants. The Company is also exploring several alternatives aiming to manage its working capital requirements and other commitments if current drybulk charter rates remain at today’s low levels including negotiations for the restructuring of its loans.

(a) Commerzbank AG (August 12, 2011)
Debt Instrument [Line Items]
Covenants (as defined in the respective debt agreement)

• The ratio of EBITDA to net interest expenses is waived until December 31, 2015, and thereafter shall not be less than 3.00:1.00.
• The market value adjusted net worth of the Company is waived until December 31, 2015, and thereafter shall not be less than $100,000,000.
• Maintain liquid assets requirement is waived until December 31, 2015, and thereafter shall equal an amount of no less than $650,000 per vessel at all times.
• The ratio of maximum net debt to total assets expressed as a percentage is waived until December 31, 2015, and thereafter shall not exceed 80%.
• The aggregate fair market value of the mortgaged vessels to outstanding loan ratio is waived until December 31, 2015, and thereafter shall exceed 120%.

(b) Unicredit Bank AG (November 19, 2007)
Debt Instrument [Line Items]
Covenants (as defined in the respective debt agreement)	The financial and security cover ratio covenants contained in the facility have been permanently waived until the maturity of the loan, pursuant to the supplemental agreement dated March 27, 2015.
(d) Bank of Ireland (March 30, 2009)
Debt Instrument [Line Items]
Covenants (as defined in the respective debt agreement)

• The minimum requirement of market value adjusted net worth of the Company is waived until December 31, 2014 and thereafter, shall not be less than $50,000,000.
• The leverage ratio is waived until December 31, 2014 and thereafter, shall not be greater than 0.80:1.00.
• Minimum liquid assets requirement is waived until December 31, 2014 and thereafter, the Company shall maintain liquid assets in an amount of no less than $500,000 per vessel at all times.
• The fair market value of the mortgaged vessel to outstanding loan ratio is waived until December 31, 2014 and thereafter, shall exceed 110%.

(e-2) HSH Nordbank AG (April 4, 2014)
Debt Instrument [Line Items]
Covenants (as defined in the respective debt agreement)	• The aggregate fair market value of the mortgaged vessels to outstanding loan ratio shall exceed 125%.
(f) HSBC Bank Plc (July 2, 2010)
Debt Instrument [Line Items]
Covenants (as defined in the respective debt agreement)

• The ratio of total net debt to EBITDA shall be applicable and not exceed 9.00:1.00 from January 1, 2016 until December 31, 2016 and 8.00:1.00 thereafter.
• The ratio of EBITDA to interest expense shall be applicable and not be less than 2.50:1.00 from January 1, 2016 until the final maturity of the facility.
• The market value adjusted net worth of the Company shall be at least $50,000,000 until December 31, 2013 and $100,000,000 thereafter.
• The ratio of total net debt to value adjusted total assets shall be applicable and not greater than 0.80:1.00 from January 1, 2014 until the final maturity of the facility.
• The fair market value of the mortgaged vessel to outstanding loan ratio shall exceed 105% until December 31, 2013, 110% until December 31, 2014 and 120% thereafter.

(g-2) Nordea Bank Finland Plc (May 6, 2014)
Debt Instrument [Line Items]
Covenants (as defined in the respective debt agreement)

• The Company shall maintain a positive working capital at all times, excluding any balloon repayments of long-term loan facilities.
• There is available to the Company cash and cash equivalents (including restricted but unpledged cash representing minimum liquidity required to be maintained under any financial indebtedness) which are not subject to any security interest, in an amount of not less than the greater of (i) 6% of total financial indebtedness and (ii) $750,000 per vessel owned on the last day of the relevant test period. In the event that the Company pays any dividend or makes any other form of distribution, after the payment of such dividend or the making of such distribution there is available to the Company cash and cash equivalents in an amount of not less than the greater of (i) 8% of total financial indebtedness and (ii) $1,000,000 per vessel owned on the last day of the relevant test period.
• The ratio of market value adjusted shareholders’ equity to the market value adjusted total assets shall be equal to or greater than 30%.
• The aggregate fair market value of the mortgaged vessels to outstanding loan ratio shall exceed 135%.

(h) Senior unsecured notes due 2021
Debt Instrument [Line Items]
Covenants (as defined in the respective debt agreement)

The indenture governing the Notes contains certain restrictive covenants, including limitations on asset sales and:
• Limitation on Borrowings: Net borrowings not to exceed 70% of total assets.
• Limitation on Minimum Net Worth: Net worth to always exceed $100,000,000.

Additional Covenants
Debt Instrument [Line Items]
Covenants (as defined in the respective debt agreement)

Additional Covenants: Each of the above loan and credit facilities are secured by first priority mortgages on all vessels described in Note 1, first assignments of all freights, earnings and insurances. They also contain covenants that require the Company to maintain adequate insurance coverage and to obtain the lender’s consent before it changes the flag, class or management of the vessels, or enter into a new line of business. The facilities include customary events of default, including those relating to a failure to pay principal or interest, a breach of covenant, representation and warranty, a cross-default to other indebtedness and non-compliance with security documents, and prohibits the Company from paying dividends if the Company is in default on its facilities and if, after giving effect to the payment of the dividend, the Company is in breach of a covenant.

In addition, each of the above loan and credit facilities require a minimum balance of cash and cash equivalents to be maintained at all times with the respective lender, ranging from $400,000 to $750,000 per mortgaged vessel, in excess of any additional cash collateral to be maintained, as defined by the respective loan agreements.

Certain of the above loan and credit facilities restrict the amount of dividends the Company may pay to $0.50 per share per annum and limit the amount of quarterly dividends the Company may pay to 100% of its net income for the immediately preceding financial quarter. In addition, under the existing loan and credit facilities, the Company is required to maintain minimum liquidity after payment of dividends equal to the greater of the next six months’ debt service, 8% of total financial indebtedness or $1,000,000 per vessel. Furthermore, according to the supplemental agreement the Company entered into with Unicredit on March 27, 2015 as discussed above, the Company is not permitted to declare or pay any dividends until all the deferred amounts of the facility’s repayment installments have been repaid in full.